Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
REVENUES			$ 387
COSTS AND EXPENSES:
COST OF REVENUES		(1,347)	(1,855)
RESEARCH AND DEVELOPMENT		(1,428)	(2,411)
SELLING AND MARKETING		(765)	(624)
GENERAL AND ADMINISTRATIVE		(2,429)	(2,075)
OTHER INCOME, NET		2	6
OPERATING LOSS		(5,967)	(6,572)
INTEREST EXPENSES		(152)	(220)
OTHER FINANCIAL INCOME (EXPENSES), NET		156	(617)
FINANCIAL INCOME (EXPENSES), NET		4	(837)
SHARE IN EQUITY LOSS OF JOINT VENTURE		(126)	(45)
NET LOSS AND NET COMPREHENSIVE LOSS		(6,089)	(7,454)	[1]
NET LOSS PER ORDINARY SHARE:
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS		$ (14,814)	$ (7,454)	[1]
BASIC LOSS ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS	[2]	$ (125.9)	$ (796.45)	[1]
DILUTED LOSS ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS	[2]	$ (125.9)	$ (796.45)	[1]
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE (in Shares)	[1],[2]	117,661	9,359
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	[1],[2]	117,661	9,359

[1]	Post reverse splits of shares – see Note 5A.
[2]	Post reverse split, see Note 5A.